Financial Instruments And Risk Management - Financial Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives
Financial Liabilities Offsetting
Gross Liabilities	CAD (1,231)	CAD (1,819)
Gross Assets Offset	1,052	1,610
Net Amounts Presented	(179)	(209)
Accounts Payable
Financial Liabilities Offsetting
Gross Liabilities	(2,270)	(1,975)
Gross Assets Offset	1,252	946
Net Amounts Presented	(1,018)	(1,029)
Financial liabilities
Financial Liabilities Offsetting
Gross Liabilities	(3,501)	(3,794)
Gross Assets Offset	2,304	2,556
Net Amounts Presented	CAD (1,197)	CAD (1,238)